Related Party Transactions (Details) - USD ($)						12 Months Ended
	Apr. 27, 2023	Dec. 22, 2021	Dec. 20, 2021	Oct. 31, 2021	Apr. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	May 31, 2025	May 31, 2024	Jan. 10, 2024
Related Party Transactions [Line Items]
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Cancellation shares of common stock (in Shares)				862,500
Common stock exceeds per share (in Dollars per share)						$ 12
Principal amount								$ 2,500,000	$ 2,500,000	$ 1,500,000
Common stock price (in Dollars per share)								$ 2.22	$ 2.22	$ 2.22
Outstanding amount						$ 1,919,796
Convertible loans						1,500,000
Administrative service fee						0	$ 30,000
Expenses incurred and paid						$ 50,000	50,000
Related Party Loan [Member]
Related Party Transactions [Line Items]
Warrant conversion price (in Dollars per share)						$ 1
Warrant [Member]
Related Party Transactions [Line Items]
Warrant price per share (in Dollars per share)		$ 11.5
Minimum [Member]
Related Party Transactions [Line Items]
Number of trading days						20 days
Maximum [Member]
Related Party Transactions [Line Items]
Number of trading days						30 days
Business Combination [Member]
Related Party Transactions [Line Items]
Business combination						$ 791,407
Sponsor [Member]
Related Party Transactions [Line Items]
Aggregate purchase price					$ 25,000
Price per share (in Dollars per share)					$ 0.005
Sponsor amount	$ 1,200,000
Sponsor [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Warrant price per share (in Dollars per share)	$ 1
Related Party [Member]
Related Party Transactions [Line Items]
Convertible promissory note						8,908,052	$ 944,118
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Aggregate purchase price					$ 25,000
Price per share (in Dollars per share)					$ 0.005
Aggregate shares (in Shares)					5,175,000
Common stock, par value (in Dollars per share)					$ 0.0001
Aggregate number of shares owned (in Shares)			4,743,750
Administrative Support Agreement [Member]
Related Party Transactions [Line Items]
Expenses per month						$ 5,000
Common Stock [Member]
Related Party Transactions [Line Items]
Aggregate shares (in Shares)		450,000			5,175,000
Common stock, description						On December 20, 2021, the Company effected a 1.1- for-1 stock dividend of its common stock
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)		$ 10
Forfeiture shares (in Shares)						618,750
Over-Allotment Option [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Warrant price per share (in Dollars per share)						$ 11.5